SUPPLEMENTAL OIL AND GAS DISCLOSURES (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information
Summary of costs incurred in oil and gas property acquisition, exploration, and development activities
The following table sets forth the costs incurred in oil and gas property acquisition, exploration, and development activities (in thousands):

	For the Year Ended December 31,
	2012	2011	2010
Purchase of non-producing leases	$414,037	$397,947	$46,683
Purchase of producing properties	159,290	226,634	53,116
Exploration costs	165,789	112,606	43,466
Development costs	262,486	101,151	13,641
Asset retirement obligation	407	5,390	2,171
	$1,002,009	$843,728	$159,077

Summary of estimating quantities of proved reserves data
The following reserve data only represent estimates and should not be construed as being exact.

Total Proved Reserves	Crude Oil and Liquids	Natural Gas
	(mbbl)	(mmcf)
Balance December 31, 2009	4,609	9,364
Revisions of previous estimates	(112)	541
Purchases of reserves in place	3,328	22,250
Extensions, discoveries, and other additions	890	13,822
Sales of reserves in place	(1,507)	(5,298)
Production	(384)	(1,227)
Balance December 31, 2010	6,824	39,452
Revisions of previous estimates	6,937	40,494
Purchases of reserves in place	6,345	43,757
Extensions, discoveries, and other additions	2,687	22,399
Sales of reserves in place	(215)	(11)
Production	(869)	(6,854)
Balance December 31, 2011	21,709	139,237
Extensions, discoveries and other additions	3,415	544
Revisions of previous estimates	12,568	25,644
Purchases of reserves in place	10,613	12,082
Sales of reserves in place	(10)	(63)
Production	(2,343)	(14,824)
Balance December 31, 2012	45,952	162,620
Developed reserves, included above:
December 31, 2010	3,720	18,888
December 31, 2011	9,179	90,198
December 31, 2012	22,617	125,526

Details of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Future cash inflows	$4,248,384	$2,409,249	$709,788
Future production costs	(1,520,260)	(765,048)	(253,544)
Future development costs	(603,809)	(330,007)	(77,216)
Future income tax expense	(230,500)	(253,721)	(88,233)
Future net cash flows	1,893,815	1,060,473	290,795
10% annual discount for estimated timing of cash flows	(1,046,162)	(586,077)	(162,836)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Balance, beginning of period	$474,396	$127,959	$47,388
Net changes in prices and production costs	13,647	49,498	17,133
Changes in estimated future development costs	(391,318)	(167,399)	(50,950)
Sales and transfers of oil and gas produced during the period	(179,384)	(71,724)	(19,054)
Net changes due to extensions, discoveries, and improved recovery	60,468	110,316	51,022
Net changes due to revisions of previous quantity estimates (1)	290,500	235,163	(355)
Previously estimated development costs incurred during the period	245,168	24,740	25,020
Accretion of discount	85,377	27,029	2,740
Purchase of minerals in place	217,791	234,336	112,406
Sale of minerals in place	(354)	(3,726)	(23,837)
Changes in timing and other (2)	22,436	824	(1,863)
Net change in income taxes	8,926	(92,620)	(31,691)
Standardized measure of discounted future net cash flows	$847,653	$474,396	$127,959

1.
The Company's net changes due to revisions of previous quantity estimates primarily reflect upward revisions to recoverable quantities of oil and gas minerals assuming existing prices and technology. For the year ended December 31, 2012, the Company made upward revisions of 12,568 mbbls of oil and natural gas liquids and 25,644 mmcf of natural gas. For the year ended December 31, 2011, the Company made upward revisions of 6,937 mbbls of oil and natural gas liquids and 40,494 mmcf of natural gas.

2.
The Company's changes in timing and other primarily represent changes in the Company's estimates of when proved reserve quantities will be realized. The reserves as of December 31, 2012, reflect accelerated recovery of minerals due to purchases of minerals in place and capital expenditures incurred to develop properties.

Standardized measure to calculate future net revenues
The commodity prices inclusive of adjustments for quality and location used in determining future net revenues related to the standardized measure calculation are as follows:

	2012	2011	2010
Oil (per bbl)	$88.37	$96.19	$79.43
Natural gas liquids (per bbl)	$53.94	$44.25	$—
Gas (per mcf)	$3.08	$4.11	$4.37

Prc Williston Llc [Member]
Segment Reporting Information
Summary of costs incurred in oil and gas property acquisition, exploration, and development activities
The following table sets forth the costs incurred in oil and gas property acquisition, exploration, and development activities.

	(in thousands)
	2012	2011	2010
Acquisition costs	$—	$—	$—
Exploration costs	—	—	1
Development costs	49	—	80
	$49	$—	$81

Summary of estimating quantities of proved reserves data
Total Proved Reserves

	Crude oil and Condensate	Natural Gas
	(mbbl)	(mmcf)
Balances January 1, 2010	2,972	757
Extensions, discoveries and other additions	(444)	(94)
Production	(112)	(105)
Balances December 31, 2010	2,416	558
Revisions of previous estimates	(195)	119
Production	(103)	(82)
Balances December 31, 2011	2,118	595
Revisions of previous estimates	15	65
Production	(98)	(69)
Balances December 31, 2012	2,035	591
Developed reserves, included above
December 31, 2010	1,161	504
December 31, 2011	1,209	594
December 31, 2012	1,170	591

Details of standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves
The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	(in thousands)
	as of December 31,
	2012	2011	2010
Future cash inflows	$159,290	$185,867	$166,661
Future production costs	(60,207)	(79,959)	(65,638)
Future development costs	(6,966)	(7,192)	(8,360)

Future net cash flows	92,117	98,716	92,663
10% annual discount for estimated timing of cash flows	(48,287)	(47,401)	(46,098)

Standardized measure of discounted future net cash flows	$43,830	$51,315	$46,565

Changes in standardized measure of discounted future net cash flow relating to proved oil and gas reserves
The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	(in thousands) Year Ended December 31,
	2012	2011	2010
Balances, beginning of period	$51,315	$46,565	$45,681
Net change in sales and transfer prices and in production (lifting) costs related to future production	(1,454)	9,324	11,320
Changes in estimated future development costs	108	1,074	4,277
Sales and transfers of oil and gas produced during the period	(2,650)	(3,566)	(3,259)
Net change due to revisions in quantity estimates	571	(5,846)	(15,431)
Previously estimated development costs incurred during the period	—	—	80
Accretion of discount	5,132	4,656	3,442
Changes in timing and other	(9,192)	(892)	455
Standardized measure of discounted future net cash flows	$43,830	$51,315	$46,565

Standardized measure to calculate future net revenues
The commodity prices inclusive of adjustments for quality and location used in determining future net revenues related to the standardized measure calculation are as follows.

	2012	2011	2010
Oil (per bbl)	$77.90	$86.86	$68.59
Gas (per mcf)	$1.24	$3.11	$1.78